Fair Value (Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Investments, Fair Value Disclosure	$ 3,646	$ 3,552	$ 3,552	$ 3,228
Financial transmission rights	393	1,388	1,388	7,545
Total financial assets measured at fair value	4,039	19,234	19,234	22,945
Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	393	1,388		7,545
Total financial assets measured at fair value	393	1,388		7,545
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Financial transmission rights	0	0	0	0
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	0	0		0
Total financial assets measured at fair value	0	0		0
Significant Observable Inputs (Level 2) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0	0	0
Financial transmission rights	0	0	0	0
Total financial assets measured at fair value	0	14,294	14,294	12,172
Significant Observable Inputs (Level 2) [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	0	0		0
Total financial assets measured at fair value	0	0		0
Unobservable Inputs (Level 3) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0	0	0	0
Financial transmission rights	393	1,388	1,388	7,545
Total financial assets measured at fair value	393	1,388	1,388	7,545
Unobservable Inputs (Level 3) [Member] | Indianapolis Power And Light Company
Entity Information [Line Items]
Financial transmission rights	393	1,388		7,545
Total financial assets measured at fair value	393	1,388		7,545
Money Market Funds [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	86	127	127	5
Money Market Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	86		127
Money Market Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0		0
Money Market Funds [Member] | Unobservable Inputs (Level 3) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0		0
Mutual Fund [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	3,560	$ 3,425	3,425	$ 3,223
Mutual Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	3,560		3,425
Mutual Fund [Member] | Significant Observable Inputs (Level 2) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	0		0
Mutual Fund [Member] | Unobservable Inputs (Level 3) [Member]
Entity Information [Line Items]
Investments, Fair Value Disclosure	$ 0		$ 0